FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 980,879	$ 597,191
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	860,637	503,647
Trade receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	38,456	54,164
Value Added Tax (VAT) Receivable [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	30,279	21,416
Restricted cash
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35,288	2,339
Other current and non-current financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 16,219	$ 15,625